Document and Entity Information Document	Feb. 03, 2020
Cover page.
Document Type	8-K
Entity Emerging Growth Company	false
Entity Registrant Name	QUIDEL CORP /DE/
Entity Central Index Key	0000353569
Document Period End Date	Feb. 03, 2020
Title of 12(b) Security	COMMON STOCK, $0.001 PAR VALUE
Entity Incorporation, State or Country Code	DE
Entity File Number	0-10961
Trading Symbol	QDEL
Security Exchange Name	NASDAQ
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	94-2573850
Entity Address, Address Line One	9975 Summers Ridge Road
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	552-1100
Entity Address, City or Town	San Diego